DEBT (Details) (USD $)	3 Months Ended			12 Months Ended				12 Months Ended														12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011 item	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Subsequent Event	Sep. 30, 2011 Series C, due August 15, 2012, 6.46%	Sep. 30, 2012 Series D, due August 15, 2014, 6.56%	Sep. 30, 2011 Series D, due August 15, 2014, 6.56%	Sep. 30, 2012 Series D, due August 15, 2014, 6.56% Maximum	Sep. 30, 2012 Unsecured senior notes issued July 21, 2009	Sep. 30, 2012 Unsecured senior notes issued July 21, 2009 Maximum	Sep. 30, 2012 Unsecured senior notes issued July 21, 2009 Minimum	Sep. 30, 2012 Due July 21, 2012, 6.10%	Sep. 30, 2011 Due July 21, 2012, 6.10%	Sep. 30, 2012 Due July 21, 2013, 6.10%	Sep. 30, 2011 Due July 21, 2013, 6.10%	Sep. 30, 2012 Due July 21, 2014, 6.10%	Sep. 30, 2011 Due July 21, 2014, 6.10%	Sep. 30, 2012 Due July 21, 2015, 6.10%	Sep. 30, 2011 Due July 21, 2015, 6.10%	Sep. 30, 2012 Due July 21, 2016, 6.10%	Sep. 30, 2011 Due July 21, 2016, 6.10%	Sep. 30, 2012 Unsecured revolving credit facility mature May 25, 2017	May 25, 2012 Unsecured revolving credit facility mature May 25, 2017	Sep. 30, 2012 Unsecured revolving credit facility mature May 25, 2017 Subsequent Event	Sep. 30, 2012 Unsecured revolving credit facility mature May 25, 2017 Maximum	Sep. 30, 2012 Unsecured revolving credit facility mature May 25, 2017 Minimum	Sep. 30, 2012 Letter of credit, Line of credit guarantee item	Sep. 30, 2012 Letter of credit, Replace collateral trusts Subsequent Event item	Sep. 30, 2012 Letter of credit, Issued separate from unsecured credit facility item	Sep. 30, 2012 Letter of credit, Customs and transportation guarantee item	Sep. 30, 2012 Letter of credit, Payment guarantee	Sep. 30, 2012 Letter of credit, Performance guarantee Subsequent Event item	Dec. 31, 2011 Unsecured senior credit facility due December 18, 2011
Debt
Debt outstanding		$ 235,000,000	$ 350,000,000		$ 75,000,000	$ 75,000,000	$ 75,000,000		$ 160,000,000				$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000
Long-term debt due within one year		40,000,000	115,000,000
Long-term debt		195,000,000	235,000,000
Long-term debt stated interest rate percentage					6.46%	6.56%			6.10%			6.10%		6.10%		6.10%		6.10%		6.10%
Ratio of debt to total capitalization (as a percent)								55.00%
Annual principal repayments									40,000,000
Funded leverage ratio (as a percent)										55.00%															50.00%
Interest coverage ratio											2.50															3.00
Borrowing amount																						300,000,000	300,000,000
Maximum borrowing capacity allowed to expire at maturity																																	400,000,000
Base rate for the variable rate																						LIBOR
LIBOR spread on borrowings (as a percent)																						1.125%			1.75%	1.125%
Commitment fee (as a percent)																						0.15%			0.35%	0.15%
Number of funded collateral trusts	2
Number of letters of credit terminated	2
Funded collateral trusts	26,100,000
Proceeds from termination of collateral trusts				26,100,000
Number of letters of credit outstanding																											1	2	2	1		2
Letters of credit outstanding																											3,500,000	27,200,000		100,000	200,000	12,000,000
Available borrowing capacity																						$ 296,500,000		$ 269,300,000
Number of locations																														2
Number of performance guarantees																																2